UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Officer
Phone:    937-643-1000

Signature, Place, and Date of Signing:

       /s/ John Riazzi                 Oakwood, OH             November 7, 2012
       ---------------                 -----------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           61
                                         -----------

Form 13F Information Table Value Total:  $    41,430
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                        TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
          NAME OF ISSUER                 CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABS                         Common Stocks    002824100         454       6,621 SH       SOLE                X
ADOBE SYSTEMS                       Common Stocks    00724F101         537      16,554 SH       SOLE                X
AGNICO-EAGLE MINES                  Common Stocks    008474108         461       8,879 SH       SOLE                X
ALTRIA GROUP                        Common Stocks    02209S103         499      14,938 SH       SOLE                X
AMER ELEC PWR                       Common Stocks    025537101         404       9,200 SH       SOLE                X
ANNALY CAPITAL MANAGEMENT INC       Common Stocks    035710409         634      37,621 SH       SOLE                X
APPLE INC                           Common Stocks    037833100         490         734 SH       SOLE                X
ARCHER-DAN-MID                      Common Stocks    039483102         343      12,608 SH       SOLE                X
BANK OF AMERICA                     Common Stocks    060505104       1,370     155,116 SH       SOLE                X
BAYERISCHE MOTERENWE (BMW           Common Stocks    D12096109         529       7,163 SH       SOLE                X
BLACKROCK INC                       Common Stocks    09247X101         247       1,388 SH       SOLE                X
BP PLC SPONS ADR                    Common Stocks    055622104       1,175      27,739 SH       SOLE                X
BRISTOL MYERS SQUIBB                Common Stocks    110122108       2,461      72,912 SH       SOLE                X
CENTURY LINK, INC                   Common Stocks    156700106         374       9,247 SH       SOLE                X
CISCO SYSTEMS                       Common Stocks    17275R102       1,012      52,992 SH       SOLE                X
CITIGROUP INC                       Common Stocks    172967424         787      24,043 SH       SOLE                X
COCA-COLA CO                        Common Stocks    191216100         620      16,341 SH       SOLE                X
DOW CHEMICAL                        Common Stocks    260543103         773      26,691 SH       SOLE                X
EKS                                 Convertible Bond 282645VV9          63      98,000 SH       SOLE                X
ENERGY TRANSFER PARTNERS            Common Stocks    29273R109         963      22,619 SH       SOLE                X
EXXON MOBIL CORP                    Common Stocks    30231G102       1,241      13,572 SH       SOLE                X
FIRSTENERGY                         Common Stocks    337932107       1,076      24,405 SH       SOLE                X
FLUOR CORP                          Common Stocks    343412102         387       6,871 SH       SOLE                X
FREEPORT CORP                       Common Stocks    35671D857         434      10,965 SH       SOLE                X
GOLDMAN SACHS GROUP INC             Common Stocks    38141G104         881       7,746 SH       SOLE                X
HEINEKEN NV ADR                     Common Stocks    423012202         539      18,066 SH       SOLE                X
JANUS CAP GROUP INC                 Common Stocks    47102X105         330      34,984 SH       SOLE                X
JEFFERIES GROUP                     Common Stocks    472319102         567      41,423 SH       SOLE                X
JOHNSON & JOHNSON                   Common Stocks    478160104         302       4,380 SH       SOLE                X
JP MORGAN CHASE & CO.               Common Stocks    46625H100         299       7,376 SH       SOLE                X
KROGER CO                           Common Stocks    501044101         616      26,183 SH       SOLE                X
LABORATORY CORP                     Common Stocks    50540R409         217       2,352 SH       SOLE                X
LLOYDS TSB GROUP PLC ADR            Common Stocks    539439109         456     183,193 SH       SOLE                X
MARATHON OIL CORP                   Common Stocks    565849106         647      21,874 SH       SOLE                X
MARKET VECTORS DOUBLE SHO           Common Stocks    617480280         306       6,706 SH       SOLE                X
MICROSOFT CORP                      Common Stocks    594918104       2,887      97,002 SH       SOLE                X
MONSANTO CO NEW                     Common Stocks    61166W101         531       5,830 SH       SOLE                X
NATIONAL OILWELL VARCO IN           Common Stocks    637071101         239       2,980 SH       SOLE                X
NESTLE                              Common Stocks    641069406         593       9,404 SH       SOLE                X
NV ENERGY INC                       Common Stocks    67073Y106       1,113      61,771 SH       SOLE                X
PAYCHEX INC                         Common Stocks    704326107         884      26,550 SH       SOLE                X
PFIZER INC                          Common Stocks    717081103       1,012      40,717 SH       SOLE                X
PLAINS ALL AMERICAN PIPEL           Common Stocks    726503105         478       5,422 SH       SOLE                X
PROCTER & GAMBL                     Common Stocks    742718109         435       6,274 SH       SOLE                X
RAYMOND JAMES FIN                   Common Stocks    754730109         645      17,601 SH       SOLE                X
ROCHE HOLD ADR                      Common Stocks    771195104         528      11,297 SH       SOLE                X
SCHLUMBERGER                        Common Stocks    806857108       1,044      14,434 SH       SOLE                X
SEADRILL LTD                        Common Stocks    G7945E105         608      15,510 SH       SOLE                X
SEASPAN CORP                        Common Stocks    Y75638109         415      26,323 SH       SOLE                X
SOUTHERN CO                         Common Stocks    842587107         405       8,790 SH       SOLE                X
SUNOCO LOGISTICS PARTNERS           Common Stocks    86764L108         851      18,252 SH       SOLE                X
SYSCO CORP                          Common Stocks    871829107         414      13,243 SH       SOLE                X
TARGET CORP                         Common Stocks    87612E106         255       4,015 SH       SOLE                X
TEEKAY TANKERS                      Common Stocks    Y8565N102         206      55,175 SH       SOLE                X
TEVA PHARM. - SP - ADR              Common Stocks    881624209         474      11,440 SH       SOLE                X
TRANSOCEAN INC NEW                  Common Stocks    H8817H100         853      19,008 SH       SOLE                X
UNITED PARCEL SERVICE B             Common Stocks    911312106         833      11,641 SH       SOLE                X
VISA INC                            Common Stocks    92826C839         230       1,714 SH       SOLE                X
VODAFONE GROUP                      Common Stocks    92857W209       2,017      70,785 SH       SOLE                X
WALT DISNEY CO                      Common Stocks    254687106         673      12,870 SH       SOLE                X
WESTERN GAS PARTNERS                Common Stocks    958254104         314       6,235 SH       SOLE                X